Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Earnings before income tax		¥ 27,034	¥ 28,148	¥ 24,953
Adjustments for:
Depreciation and amortization		88,145	75,493	74,951
Impairment losses for financial assets and other items, net of reversal		1,695	2,050	2,036
Impairment losses for long-lived assets				10
Write down of inventories, net of reversal		61	66	178
Investment income		(30)	(38)	(147)
Income from investments in associates		(1,573)	(2,104)	(877)
Interest income		(492)	(306)	(429)
Interest expense		4,090	3,093	3,586
Net foreign exchange (gain) / loss		41	(79)	134
Net loss on retirement and disposal of long-lived assets		2,710	1,757	1,841
Increase in accounts receivable		(2,601)	(1,848)	(2,770)
Decrease in contract assets		4	170
Decrease / (increase) in inventories		1,891	(622)	905
(Increase) / decrease in prepayments and other current assets		1,134	(1,349)	(2,618)
(Increase) / decrease in other assets		414	271	(231)
Decrease in accounts payable		(2,657)	(3,181)	(4,213)
Increase in accrued expenses and other payables		614	9,842	7,232
Decrease in contract liabilities		(1,412)	(6,414)
Decrease in deferred revenues		(90)	(138)	(202)
Cash generated from operations		118,978	104,811	104,339
Interest received		474	306	433
Interest paid		(4,200)	(3,094)	(3,707)
Investment income received		133	34	63
Income tax paid		(2,785)	(2,759)	(4,626)
Net cash from operating activities	[1]	¥ 112,600	¥ 99,298	¥ 96,502

[1]	Reconciliation of earnings before income tax to net cash from operating activities